Related Party Transactions (Details) - Schedule of accounts payable to related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	$ 124,715	$ 116,834
Yinhe Jiutian [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	119,629	112,069
Kangkang Family Farm [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	5,022	4,705
Zhenyu Trading [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	$ 64	$ 60